Note 8 - Employee Costs Payable (Details) (USD $)	Nov. 30, 2013	Nov. 30, 2012
Note 8 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current	$ 508,616	$ 663,222
Principal Shareholders, Directors, and Executive Officers [Member]
Note 8 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current	336,327	472,619
Certain Employees [Member]
Note 8 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current	$ 172,289	$ 190,603